Expense Example, No Redemption - U.S. GOVERNMENT SECURITIES FUND	Oct. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	768
Expense Example, No Redemption, 10 Years	1,489
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	795
Expense Example, No Redemption, 10 Years	$ 1,245